Property, Equipment and Leasehold Improvements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Equipment and Leasehold Improvements [Abstract]
PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

4.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements as of June 30, 2023 and December 31, 2022 consisted of the following:

	(In thousands)
	June 30, 2023	December 31, 2022
Furniture/Fixtures	$897	$897
Computer equipment	3,683	3,640
Vehicles	106	106
Leasehold improvements	862	801
Subtotal	5,548	5,444
Less: Accumulated depreciation	(2,549)	(1,623)
Property, equipment and leasehold improvements, net	$2,999	$3,821

Depreciation expense totaled $0.5 million and $0.3 million for the three months ended June 30, 2023 and 2022, respectively.

Depreciation expense totaled $0.9 million and $0.5 million for the six months ended June 30, 2023 and 2022, respectively.

5.      PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Property, equipment and leasehold improvements as of December 31, 2022 and December 31, 2021 consisted of the following:

	(in thousands)
	December 31, 2022	December 31, 2021
Furniture/Fixtures	$897	$159
Computer equipment	3,640	708
Vehicles	106	106
Leasehold improvements	801	731
Subtotal	5,444	1,704
Less: Accumulated depreciation	(1,623)	(779)
Property, equipment and leasehold improvements, net	$3,821	$925

Depreciation expense totaled $1.3 million and $0.5 million for the year ended December 31, 2022 and 2021, respectively, During the year ended December 31, 2022, the Company disposed of certain leasehold improvements that were fully depreciated at the time of disposal, and there was no gain or loss on disposal.